Divestiture (Tables)	12 Months Ended
Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Group's Income Statement Disclosures [Table Text Block]
The following table presents the results of operations for the disposal group, excluding the impairment and loss noted above.

	Years Ended December 31,
	2016	2015
	(Millions)
Income (loss) before income taxes of disposal group	$(9)	$6